UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001849813

Brean Asset Backed Securities Trust 2026-SRM2

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Vanessa Warren

(212) 702-6600

Name and telephone number, including area code, of the person to contact in connection with this filing

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

N/A

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

N/A

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

N/A

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

Item 2.02 Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Underwriter

N/A

EXHIBIT INDEX

I.	Disclosures Required by Rule 15Ga-2 With Respect to the Not Previously Securitized Mortgage Loans

99.1	AMC Diligence, LLC (“AMC”) Due Diligence Executive Summary

99.2	AMC Rating Agency Grades

99.3	AMC Exception Grades

99.4	AMC Valuation Report

99.5	AMC Data Compare

99.6	RRMS Advisors LLC (“RRMS”) Due Diligence Narrative Report

99.7	RRMS Credit Review Report

99.8	RRMS Valuation Review Report

99.9	RRMS Data Review Report

II.	Disclosures Required by Rule 15Ga-2 With Respect to the Previously Securitized Redeemed Mortgage Loans Listed on Exhibit 99.11

99.10	Link to Prior Filing

99.11	Loan List

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: September 9, 2026

BREAN ASSET BACKED SECURITIES LLC

By:	/s/ Vanessa Warren
Name:	Vanessa Warren
Title:	Co-President